Financial risk management - Liquidity risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Net current liabilities	¥ 466,239,000
Undiscounted cash flows, including interest	481,237,000	¥ 512,579,000
Within 1 year
Financial risk management
Undiscounted cash flows, including interest	335,528,000	268,735,000
Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	58,365,000	146,817,000
Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	56,442,000	58,745,000
After 5 years
Financial risk management
Undiscounted cash flows, including interest	30,902,000	38,282,000
Liquidity risk
Financial risk management
Net current liabilities	466,239,000
Convertible note
Financial risk management
Undiscounted cash flows, including interest	64,565,000	38,059,000
Convertible note | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	¥ 64,565,000
Convertible note | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest		38,059,000
Convertible note 2020 | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	15.00%
Borrowings
Financial risk management
Undiscounted cash flows, including interest	¥ 201,876,000	238,594,000
Borrowings | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	172,766,000	160,646,000
Borrowings | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	24,533,000	77,948,000
Borrowings | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	4,577,000
Lease liabilities
Financial risk management
Undiscounted cash flows, including interest	151,043,000	160,801,000
Lease liabilities | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	34,444,000	32,964,000
Lease liabilities | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	33,832,000	30,810,000
Lease liabilities | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	51,865,000	58,745,000
Lease liabilities | After 5 years
Financial risk management
Undiscounted cash flows, including interest	30,902,000	38,282,000
Trade payables
Financial risk management
Undiscounted cash flows, including interest	46,752,000	31,256,000
Trade payables | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	46,752,000	31,256,000
Accruals and other payables (excluding accrued employee benefits and other taxes)
Financial risk management
Undiscounted cash flows, including interest	17,001,000	43,396,000
Accruals and other payables (excluding accrued employee benefits and other taxes) | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	¥ 17,001,000	43,396,000
Amounts due to related parties
Financial risk management
Undiscounted cash flows, including interest		473,000
Amounts due to related parties | Within 1 year
Financial risk management
Undiscounted cash flows, including interest		¥ 473,000